Accounts and transactions with related parties (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Andronico Luksic Craig [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K	6.062.786-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 6,717	$ 13,557	$ 5,399
Related party transactions charges credits on income	$ 3,214	$ 6,718	3,509
Francisco Prez Mackenna [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4	6.525.286-4
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Chairman of CCU until January 31, 2026	Chairman of CCU until January 31, 2026
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 141	$ 1,264	108
Related party transactions charges credits on income	$ 102	$ 709	102
Armin Kunstmann Telge [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8	6.770.473-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Chairman of subsidiary	Chairman of subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 265	$ 245	180
Related party transactions charges credits on income	$ 193	$ 186	171
Representaciones Chile Beer Kevin Michael Szot E. I. R. L. [Member] | Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0	52.000.721-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary shareholder until April 29, 2024	Subsidiary shareholder until April 29, 2024
Description of transactions with related party	Sale of shares	Sale of shares
Commitments made by entity, related party transactions		$ 208,755
Related party transactions charges credits on income
Universidaddelos Andes [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	71,614,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the Company's CEO
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 35,328
Related party transactions charges credits on income	$ 18,119
Cervecera Guayacan Spa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 45,347
Related party transactions charges credits on income	$ (45,347)
Cervecera Guayacan Spa [Member] | Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Sale of shares
Commitments made by entity, related party transactions	$ 695,548
Related party transactions charges credits on income
Cervecera Guayacan Spa [Member] | Brand Purchase [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,035,409-0
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Brand purchase
Commitments made by entity, related party transactions	$ 670,985
Related party transactions charges credits on income
Cerveceria Belga De La Patagonia Sp A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 103,207
Related party transactions charges credits on income	$ (103,207)
Cerveceria Belga De La Patagonia Sp A [Member] | Capital Reduction [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,077,848-6
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Capital reduction
Commitments made by entity, related party transactions	$ 599,829
Related party transactions charges credits on income
Sociedad Cervecera Beacha Compania Ltda [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,097,190-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 1,010,294
Related party transactions charges credits on income
Canal 13 Sp A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 1,032,247	983,007
Related party transactions charges credits on income	$ (1,032,247)	$ (983,007)
Inversiones Irsa Ltda [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,313,970-0	76.313.970-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller	Related to the controller
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 4,658,716	$ 5,120,726	2,813,685
Related party transactions charges credits on income
Hapag Lloyd Chile Sp A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5	76.380.217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 147,329	$ 112,233
Related party transactions charges credits on income	$ (100,806)	(65,454)
Watts S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 7,867,508	9,995,584
Related party transactions charges credits on income	$ (560,597)	(233,146)
Inversiones Rio Elqui Sp A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Co-director in subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 18,484	6,354
Related party transactions charges credits on income	$ 7,093	$ 2,916
S A A M Logistics S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K	76.729.932-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 434,668	$ 528,370	450,508
Related party transactions charges credits on income
Yanghe Chile Sp A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,800,322-K	76.800.322-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 1,200,090	$ 891,244	1,871,881
Related party transactions charges credits on income
Origen Patagonico Sp A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K	77.003.342-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary	Related to non-controlling subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 48,013	$ 44,197
Related party transactions charges credits on income	$ 11,063	$ 3,777
Cerveceria Kunstmann Ltda [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8	77.051.330-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary	Related to non-controlling subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 976,283	$ 1,174,228	884,603
Related party transactions charges credits on income	$ 378,589	$ 531,193	409,208
Cerveceria Kunstmann Ltda [Member] | Collection Of Product Sales [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8	77.051.330-8
Country of incorporation		Chile
Description of nature of related party relationship	Related to non-controlling subsidiary	Related to non-controlling subsidiary
Description of transactions with related party	Collection of product sales	Collection of product sales
Commitments made by entity, related party transactions	$ 966,365	$ 572,254
Related party transactions charges credits on income	$ 21,045	23,819
Panda Sp A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions		250,000
Related party transactions charges credits on income
Panda Sp A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 72,454
Related party transactions charges credits on income
M B B Sp A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions		250,000
Related party transactions charges credits on income
M B B Sp A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 72,454
Related party transactions charges credits on income
Comercial Patagona Ltda. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77.755.610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 14,111,338	$ 13,877,386	7,484,566
Related party transactions charges credits on income	$ 4,195,930	$ 4,602,388	3,340,728
Servipag Ltda. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6	78.053.790-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 10,926	$ 13,457
Related party transactions charges credits on income	$ (10,926)	$ (13,457)
Inversiones P F I Chile Ltda. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78.259.420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 31,337,033	$ 29,744,965	28,111,581
Related party transactions charges credits on income	$ 3,522,301	$ 6,440,010	6,239,748
Cervecera Valdivia S. A. [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	79,985,340-K	79.985.340-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 811,268	$ 833,684	2,023,511
Related party transactions charges credits on income
Cooperativa Agricola Control Pisquerode Elquiy Limari Ltda. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8	81.805.700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 9,813,896	$ 8,181,361	8,546,437
Related party transactions charges credits on income	$ 6,424	$ 7,955	8,249
Cooperativa Agricola Control Pisquerode Elquiy Limari Ltda. [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8	81.805.700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 1,502,433	$ 1,465,381	1,617,375
Related party transactions charges credits on income
Cooperativa Agricola Control Pisquerode Elquiy Limari Ltda. [Member] | Loan Recovery [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81.805.700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Loan recovery
Commitments made by entity, related party transactions		$ 117,789	71,381
Related party transactions charges credits on income		(117,789)	722
Nestle Chile S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 2,920,857	294,521
Related party transactions charges credits on income	$ 363,430	245,125
Nestle Chile S. A. [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 11,939,712	9,428,103
Related party transactions charges credits on income
Quinenco S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7	91.705.000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Controller's shareholder	Controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 23,094	$ 20,593	45,293
Related party transactions charges credits on income	$ 10,881	10,239	33,970
Empresa Nacionalde Energia Enex S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 919,159	1,028,672
Related party transactions charges credits on income	$ (901,573)	(1,006,472)
Antofagasta Minerals S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 4,818	735
Related party transactions charges credits on income	$ 1,972	360
Servicios Aeroportuarios Aerosan S. A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 11,399	19,511
Related party transactions charges credits on income
Inversiones Enex S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7	94.625.000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 2,339,567	$ 2,159,882	2,235,409
Related party transactions charges credits on income	$ 948,358	$ 936,483	1,587,187
Inversionesy Rentas S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96.427.000-7
Country of incorporation		Chile
Description of nature of related party relationship		Controller
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 12,120	11,602
Related party transactions charges credits on income		$ 12,119	11,602
Inversionesy Rentas S. A. [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,427,000-7	96.427.000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Controller	Controller
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 40,194,202	$ 44,180,306	24,275,754
Related party transactions charges credits on income
Inversionesy Rentas S. A. 1 [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,427,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 12,662	12,120
Related party transactions charges credits on income	$ 12,662	12,120
Banchile Corredoresde Bolsa S. A [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Investments
Commitments made by entity, related party transactions	$ 639,160,000	8,900,000
Related party transactions charges credits on income
Banchile Corredoresde Bolsa S. A [Member] | Redemption Value [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Redemption value
Commitments made by entity, related party transactions	$ 638,557,919	8,903,287
Related party transactions charges credits on income	$ 147,919	$ 3,287
Empresas Carozzi S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96.591.040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary	Shareholder of joint operation
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 17,242,082	$ 17,244,378	7,694,114
Related party transactions charges credits on income	$ 133,847	$ 128,734	156,202
Inversiones Punta Brava S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96.657.690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 185,069	$ 119,582	154,566
Related party transactions charges credits on income	$ (181,980)	(117,559)	(152,334)
Transbank S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 238,906	185,941
Related party transactions charges credits on income	$ (238,906)	$ (185,941)
S A A M Extraportuario S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,798,520-1	96.798.520-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 16,431	$ 13,899	130,016
Related party transactions charges credits on income
R D F Media Sp A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 101,566	191,714
Related party transactions charges credits on income	$ (101,566)	(191,714)
San Vicente Terminal Internacional S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 27,711	30,031
Related party transactions charges credits on income	$ 20,183	22,824
San Antonio Terminal Internacional S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 61,815	50,577
Related party transactions charges credits on income	$ (61,815)	$ (50,577)
Cerveceria Austral S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7	96.919.980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Joint venture	Joint venture
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 32,490,032	$ 30,128,605	30,426,757
Related party transactions charges credits on income	$ (3,462,203)	$ (3,814,181)	(4,022,129)
Cerveceria Austral S. A. [Member] | Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7	96.919.980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Joint venture	Joint venture
Description of transactions with related party	Dividends received	Dividends received
Commitments made by entity, related party transactions	$ 882,817	$ 899,143	1,190,908
Related party transactions charges credits on income
Banco De Chile [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5	97.004.000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 491,309	$ 356,014	326,006
Related party transactions charges credits on income	$ 369,288	$ 254,351	281,117
Banco De Chile [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5	97.004.000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Investments	Investments
Commitments made by entity, related party transactions		$ 28,530,440	35,000,000
Related party transactions charges credits on income
Banco De Chile [Member] | Purchase Of Derivatives [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5	97.004.000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Purchase of derivatives	Purchase of derivatives
Commitments made by entity, related party transactions	$ 6,767,059	$ 592,217
Related party transactions charges credits on income	$ (6,767,059)	$ 592,217
Banco De Chile [Member] | Sales Of Derivatives [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5	97.004.000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of derivatives	Sales of derivatives
Commitments made by entity, related party transactions	$ 915,724	$ 157,598
Related party transactions charges credits on income	$ 915,724	$ (157,598)
Banco De Chile [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5	97.004.000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Investment rescue	Investment Rescue
Commitments made by entity, related party transactions		$ 28,866,521	35,088,765
Related party transactions charges credits on income		$ 336,081	88,765
Banco De Chile [Member] | Derivative Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97.004.000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Derivatives
Commitments made by entity, related party transactions			62,119,774
Related party transactions charges credits on income			(148,869)
Banco De Chile [Member] | Interests [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97.004.000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Interests
Commitments made by entity, related party transactions			15,202
Related party transactions charges credits on income			(15,202)
Muellajedel Maipo S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	99,506,030-2	99.506.030-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 10,690	$ 10,915
Related party transactions charges credits on income	$ 7,753	$ 8,295
Aguasde Origen S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Argentina	Argentina
Description of nature of related party relationship	Associate of subsidiary	Associate of subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 354,542	$ 218,750
Related party transactions charges credits on income	$ (354,542)	$ (218,750)
Aguas De Origen S A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions		$ 69,329,305
Related party transactions charges credits on income		$ 12,357,836
Aguas De Origen S A [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Argentina
Description of nature of related party relationship		Joint venture of subsidiary until June 30, 2024
Description of transactions with related party		Capital contribution
Commitments made by entity, related party transactions		$ 171,122	4,545,020
Related party transactions charges credits on income
Aguas De Origen S A [Member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Argentina
Description of nature of related party relationship		Joint venture of subsidiary until June 30, 2024
Description of transactions with related party		Loan
Commitments made by entity, related party transactions		$ 50,577	1,716,741
Related party transactions charges credits on income		$ (50,577)	283,599
Aguas De Origen S A [Member] | Loan Payment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Argentina
Description of nature of related party relationship		Joint venture of subsidiary until June 30, 2024
Description of transactions with related party		Loan payment
Commitments made by entity, related party transactions		$ 19,511	545,944
Related party transactions charges credits on income
Danone Argentina S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the shareholder's associate
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 262,512	168,571
Related party transactions charges credits on income	$ (243,160)	(168,571)
Kasdorf S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 986
Related party transactions charges credits on income	$ 986
Nutricia Bago S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 1,760
Related party transactions charges credits on income	$ 1,760
Ecor Ltda. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 123,857	275,146
Related party transactions charges credits on income	$ (123,857)	$ (275,146)
Inversiones B E B I N V S. A. [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Shareholder of subsidiary	Related to the subsidiary's shareholder
Description of transactions with related party	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 230,135	$ 2,708,166	2,631,809
Related party transactions charges credits on income
Inversiones B E B I N V S. A. [Member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Commitments made by entity, related party transactions	$ 2,049,656
Related party transactions charges credits on income	$ (44,774)
Central Cervecerade Colombia S. A. S. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 75,326	686,494
Related party transactions charges credits on income	$ (75,326)	(686,494)
Central Cervecerade Colombia S. A. S. [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions	$ 10,975,901	10,658,097
Related party transactions charges credits on income
Nestle Waters Marketing And Distribution S. A. S [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 165,808	288,911
Related party transactions charges credits on income	$ (34,581)	(117,789)
Paulaner Brauerei Gruppe Gmb H And Co K Ga A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 234,689	173,756
Related party transactions charges credits on income
Amstel Brouwerijen B. V. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 639,760	1,592,389
Related party transactions charges credits on income	$ (127,376)	(1,592,389)
Heineken Brouwerijen B. V. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 29,717,640	33,077,344
Related party transactions charges credits on income	$ (23,860,143)	(22,359,975)
Heineken Supply Chain B. V. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 57,438	65,235
Related party transactions charges credits on income
A J S. A. Calidad Ante Todo [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary	Related to non-controlling subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 5,697,146	$ 10,546,651
Related party transactions charges credits on income	$ 20,257	(142,942)
Alimentos Distribuciony Servicios S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 2,464,258	601,913
Related party transactions charges credits on income	$ 82,840	$ (79,189)
Ana Yakisich [Member] | Exchange And Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Exchange and sale of shares	Exchange and sale of shares
Commitments made by entity, related party transactions		$ 14,458,044
Related party transactions charges credits on income
Antonio Vierci [Member] | Exchange And Sale Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Exchange and sale of shares	Exchange and sale of shares
Commitments made by entity, related party transactions		$ 14,458,044
Related party transactions charges credits on income
Centralde Ventas T V S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 38,954	49,679
Related party transactions charges credits on income	$ (38,954)	(49,679)
Enex Paraguay S. A. E. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 4,616	28,338
Related party transactions charges credits on income	$ (3,917)	(23,634)
Gabana S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 467,132	525,310
Related party transactions charges credits on income	$ 205,538	$ 231,136
Retail S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary	Related to non-controlling subsidiary
Description of transactions with related party	Business operations	Business operations
Commitments made by entity, related party transactions	$ 12,757,058	$ 4,863,561
Related party transactions charges credits on income	$ 2,942,336	899,908
Servicios Contablesy Sistemasdel P Y S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 96,329
Related party transactions charges credits on income	$ (96,329)
Sudameris Bank S. A. E. C. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until February 20, 2024
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions		31,549,348
Related party transactions charges credits on income
Societedes Produits Nestle S. A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 403,192	666,188
Related party transactions charges credits on income	$ (403,192)	(666,188)
Pepsi Cola Manufacturing Co Of Uruguay S. R. L. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Uruguay
Description of nature of related party relationship	Related of joint operation
Description of transactions with related party	Business operations
Commitments made by entity, related party transactions	$ 11,235,556	9,875,213
Related party transactions charges credits on income
Canal 13 Spa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76.115.132-0
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 983,007	1,222,804
Related party transactions charges credits on income		$ (983,007)	(1,222,804)
Hapaglloyd Chile Spas [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 105,374	138,858
Related party transactions charges credits on income		$ (72,313)	54,479
Watts S [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76.455.830-8
Country of incorporation		Chile
Description of nature of related party relationship		Related joint venture shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 318,165	13,333
Related party transactions charges credits on income		$ (233,146)	10,133
Panda Sp A. [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		77.450.163-0
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Purchase of shares
Commitments made by entity, related party transactions		$ 250,000	1,000,000
Related party transactions charges credits on income
M B B Sp A. [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Commitments made by entity, related party transactions
M B B Sp A. [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		77.486.593-4
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Purchase of shares
Commitments made by entity, related party transactions		$ 250,000	1,000,000
Related party transactions charges credits on income
Nestle Chile S. A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		90.703.000-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 294,521
Related party transactions charges credits on income		$ 245,125
Nestle Chile S. A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		90.703.000-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Dividends paid
Commitments made by entity, related party transactions		$ 9,428,103	6,876,759
Related party transactions charges credits on income
Empresa Nacionalde Energia Enex S. A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92.011.000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 1,028,672	820,137
Related party transactions charges credits on income		$ (1,006,472)	(820,137)
Antofagasta Minerals S. A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		93.920.000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 735	259
Related party transactions charges credits on income		$ 360	192
Banchile Corredoresde Bolsa S. A. [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96.571.220-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Investments
Commitments made by entity, related party transactions		$ 8,900,000	95,600,000
Related party transactions charges credits on income
Banchile Corredoresde Bolsa S. A. [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96.571.220-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Investment Rescue
Commitments made by entity, related party transactions		$ 8,903,287	96,739,832
Related party transactions charges credits on income		$ 3,287	139,832
Transbank S. A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96.689.310-9
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 185,941	228,315
Related party transactions charges credits on income		$ (185,941)	(228,315)
Rdf Media Sp A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96.810.030-0
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 191,714	78,765
Related party transactions charges credits on income		$ (191,714)	(78,765)
Aguas De Origen S A 1 [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Argentina
Description of nature of related party relationship		Joint venture of subsidiary until June 30, 2024
Commitments made by entity, related party transactions		$ 79,006,724	59,786,186
Related party transactions charges credits on income		$ 12,357,836	6,905,615
Danone Argentina S A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Argentina
Description of nature of related party relationship		Related to the associate of subsidiary
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 168,571
Related party transactions charges credits on income		$ (168,571)
Ecor Ltda [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Bolivia
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 275,146	38,930
Related party transactions charges credits on income		$ (275,146)	(38,930)
Central Cervecera De Colombia Sas [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Colombia
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 686,494	310,546
Related party transactions charges credits on income		$ (686,494)	(310,546)
Central Cervecera De Colombia Sas [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Colombia
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Capital contribution
Commitments made by entity, related party transactions		$ 10,658,097	4,176,846
Related party transactions charges credits on income
Amstel Brouwerijen B V [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 1,592,389	479,859
Related party transactions charges credits on income		$ (1,592,389)	(479,859)
Heineken Brouwerijen Bv [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 33,077,344	33,119,100
Related party transactions charges credits on income		$ (22,359,975)	(15,481,114)
Aerocentro S A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions			357
Related party transactions charges credits on income			250
Alimentos Distribuciony Servicios S. A. 1 [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 601,767
Related party transactions charges credits on income		$ (79,043)
Banco B A S A S A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 146	103
Related party transactions charges credits on income		$ (146)	72
Cadena Farmacenter Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 30,031	14,606
Related party transactions charges credits on income		$ 22,824	10,224
Chajha Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 49,679	809
Related party transactions charges credits on income		$ (49,679)	566
Consignataria De Ganado Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions			62
Related party transactions charges credits on income			44
Emprendimientos Hoteleros Saeca [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 525,310	1,259
Related party transactions charges credits on income		$ 231,136	881
E N E X Paraguay S R L [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 28,338	67,539
Related party transactions charges credits on income		$ (23,634)	32,179
Ganaderia Las Pampas S [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 6,859	712
Related party transactions charges credits on income		$ 6,859	498
Grfica Editorial Intersudamericana Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions			45
Related party transactions charges credits on income			31
Horacio Cartes [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Dividends paid
Commitments made by entity, related party transactions		$ 173,756	2,513,295
Related party transactions charges credits on income
La Misin Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions			257
Related party transactions charges credits on income			180
Palemo Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions			4,790
Related party transactions charges credits on income			3,353
Pamplona Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 65,235	12
Related party transactions charges credits on income			9
Prana S A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 6,354	79
Related party transactions charges credits on income		$ 2,916	56
Sarah Cartes [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Purchase of shares
Commitments made by entity, related party transactions			3,205,058
Related party transactions charges credits on income
Sudameris Bank S A E C A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Purchase of shares
Commitments made by entity, related party transactions		$ 31,549,348
Related party transactions charges credits on income
Tabacalera Del Este Sa [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related until March 16,2023
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions			4,578
Related party transactions charges credits on income			3,204
Societ Des Produits Nestl S A [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Switzerland
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 666,188	746,462
Related party transactions charges credits on income		$ (666,188)	(746,462)
Pepsi Cola Manufacturing Co. Of Uruguay S. R. L [Member] | Business Operations [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Uruguay
Description of nature of related party relationship		Related of joint operation
Description of transactions with related party		Business operations
Commitments made by entity, related party transactions		$ 9,875,213
Related party transactions charges credits on income